As filed with the Securities and Exchange Commission on April 27, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04262

                        AMERICAN PENSION INVESTORS TRUST
                        --------------------------------
             (Exact Name of the Registrant as Specified in Charter)

                 2303 Yorktown Avenue, Lynchburg, Virginia 24501
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (434) 846-1361

                           DAVID D. BASTEN, President
                        American Pension Investors Trust
                              2303 Yorktown Avenue
                            Lynchburg, Virginia 24501
                    (Names and address of agent for service)

                                   Copies to:
                             R. DARRELL MOUNTS, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221

Date of fiscal year end: May 31, 2005

Date of reporting period: February 28, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

AMERICAN PENSION INVESTORS TRUST
EFFICENT FRONTIER GROWTH FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005

                                                          SHARES                VALUE
MUTUAL FUNDS  - 74.4%

CHINA REGION FUNDS - 2.9%
Matthews China Fund                                          104,409       $   1,521,243
                                                                           -------------
EMERGING MARKETS FUNDS - 4.1%
Third Millennium Russia Fund                                  35,659           1,433,850
Vontobel Eastern Europe Equity Fund                           34,540             740,528
                                                                           -------------
                                                                               2,174,378
                                                                           -------------
GLOBAL FUNDS - 5.7%
CSI Equity Fund                                               61,585             949,634
Oakmark Global Fund                                           93,953           2,097,961
                                                                           -------------
                                                                               3,047,595
                                                                           -------------
INTERNATIONAL FUNDS - 8.1%
Harbor International Fund                                     41,542           1,834,912
Oakmark International Small Cap Fund                         114,409           2,458,649
                                                                           -------------
                                                                               4,293,561
                                                                           -------------
JAPANESE FUNDS - 2.5%
Matthews Japan Fund                                           83,763           1,346,079
                                                                           -------------
LARGE CAP CORE FUNDS - 9.5%
ProFunds Ultra Bull Fund                                      49,383           2,710,633
Rydex Nova Fund                                               87,100           2,319,465
                                                                           -------------
                                                                               5,030,098
                                                                           -------------
LARGE CAP GROWTH FUNDS  - 3.0%
Alger Large Cap Growth Fund                                  164,575           1,591,442
                                                                           -------------
LARGE CAP VALUE FUNDS  - 2.7%
Legg Mason Value Trust - Navigator                            21,023           1,440,099
                                                                           -------------
MID CAP CORE FUNDS - 2.6%
Legg Mason Special Investment Trust                           26,686           1,355,119
                                                                           -------------
MID CAP GROWTH FUNDS - 3.0%
Alger Mid Cap Growth Fund                                    179,383           1,571,396
                                                                           -------------
MONEY MARKET FUNDS - 1.2%
Government Obligations Fund                                  633,805             633,805
                                                                           -------------
MULTI CAP GROWTH FUNDS - 8.8%
Alger Capital Appreciation Fund                              189,728           1,584,230
ProFunds Ultra OTC Fund                                      142,236           3,086,524
                                                                           -------------
                                                                               4,670,754
                                                                           -------------
PACIFIC REGION FUNDS - 6.0%
Matthews Korea Fund                                          328,819           1,522,430
Matthews Pacific Tiger Fund                                  101,064           1,656,439
                                                                           -------------
                                                                               3,178,869
                                                                           -------------
SMALL CAP CORE FUNDS - 8.3%
Buffalo Small Cap Fund                                        55,921           1,493,092
ProFunds Ultra Small Cap Fund                                122,644           2,921,380
                                                                           -------------
                                                                               4,414,472
                                                                           -------------

                                                          SHARES                VALUE
SMALL CAP GROWTH FUND - 6.0%
Alger Small Cap Growth Fund                                  352,972           1,637,788
Turner Small Cap Growth Fund                                  65,349           1,524,600
                                                                           -------------
                                                                               3,162,388
                                                                           -------------
        Total Mutual Funds (cost $32,349,123)                                 39,431,298
                                                                           -------------



COMMON STOCKS - 17.9%
COMMUNICATIONS - 0.9%
CommScope, Inc.                                               32,100             485,994
                                                                           -------------
COMPUTERS - SOFTWARE -2.4%
Autodesk, Inc.                                                24,000             713,280
Yahoo! Inc.                                                   17,000             548,590
                                                                           -------------
                                                                               1,261,870
                                                                           -------------
CONGLOMERATES - 1.0%
ChoicePoint, Inc.                                             13,500             544,050
                                                                           -------------
INDUSTRIAL SERVICES - 1.5%
Verisign, Inc.                                                28,000             767,760
                                                                           -------------
INSTRUMENTS AND CONTROLS - 1.5%
Garmin Ltd.                                                   15,200             779,000
                                                                           -------------
MEDIA - TV/NEWSPAPER - 0.9%
USA Interactive, Inc.                                         22,000             495,000
                                                                           -------------
MEDICAL INSTRUMENTS/SUPPLIES - 2.5%
Patterson Dental Company                                      14,000             694,680
PolyMedica Corporation                                        18,000             619,740
                                                                           -------------
                                                                               1,314,420
                                                                           -------------
OFFICE PRODUCTS/SERVICES - 1.7%
Websense, Inc.                                                15,000             897,750
                                                                           -------------
RETAILERS - SPECIALTY - 1.9%
Overstock.com, Inc.                                            8,000             429,560
Tractor Supply Co.                                            14,000             596,260
                                                                           -------------
                                                                               1,025,820
                                                                           -------------
SECURITIES BROKERS - 3.6%
Goldman Sachs                                                  5,500             598,400
Jefferies Group, Inc.                                         14,000             534,240
Legg Mason, Inc.                                               9,750             786,240
                                                                           -------------
                                                                               1,918,880
                                                                           -------------

        Total Common Stocks (cost $6,941,527)                                  9,490,544
                                                                           -------------


                                                          SHARES                VALUE
EXCHANGE TRADED FUNDS - 7.7%
Diamonds Trust Series                                          2,000             215,360
i Shares Russell 1000                                         11,000             527,340
i Shares Russell 2000                                          8,000             521,840
i Shares Russell 3000                                         13,000             506,480
i Shares Russell Mid Cap Growth                                7,500             632,625
i Shares S&P 500 Barra                                         8,800             508,992
i Shares S&P Mid Cap 400                                       4,000             544,560
i Shares S&P Small Cap                                         6,000             653,160
                                                                           -------------
        Total Exchange Traded Funds (cost $3,451,536)                          4,110,357
                                                                           -------------
        Total Investments (cost $42,742,186)                               $  53,032,199
                                                                           =============

AMERICAN PENSION INVESTORS TRUST
EFFICENT FRONTIER CAPITAL INCOME FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005

                                                          SHARES                VALUE
MUTUAL FUNDS  - 57.5%.

CHINA REGION FUNDS - 3.7%
Matthews China Fund                                           54,201       $     789,713
                                                                           -------------
EMERGING MARKETS FUNDS - 5.4%
Third Millennium Russia Fund                                   7,624             306,561
Vontobel Eastern Europe Equity Fund                           38,504             825,522
                                                                           -------------
                                                                               1,132,083
                                                                           -------------
FLEXIBLE PORTFOLIO FUNDS - 2.5%
Alger Balanced Fund                                           27,670             531,544
                                                                           -------------
GLOBAL FUNDS - 3.4%
China U.S. Growth                                             57,286             708,622
                                                                           -------------
GOLD ORIENTED FUNDS - 2.1%
ProFunds Ultra Precious Metals Fund                           14,582             435,135
                                                                           -------------
HEALTH/BIOTECHNOLOGY FUNDS - 1.5%
Alger Health Sciences Fund                                    22,883             321,053
                                                                           -------------
INTERNATIONAL FUNDS - 3.0%
Longleaf Partners International Fund                          40,403             635,943
                                                                           -------------
JAPANESE FUNDS - 3.7%
Matthews Japan Fund                                           48,423             778,155
                                                                           -------------
LARGE CAP CORE FUNDS - 3.7%
ProFunds Ultra Dow Fund                                       14,897             490,267
Thompson Plumb Blue Chip Fund                                 22,578             289,224
                                                                           -------------
                                                                                 779,491
                                                                           -------------
MONEY MARKET FUNDS - 5.9%
Government Obligations Fund                                1,248,245           1,248,245
                                                                           -------------
MULTI CAP GROWTH FUNDS - 5.4%
ProFunds Ultra OTC Fund                                       52,696           1,143,494
                                                                           -------------
MULTI CAP VALUE FUNDS - 3.3%
Clipper Fund, Inc.                                             3,195             280,751
Longleaf Partners Fund                                        13,154             412,233
                                                                           -------------
                                                                                 692,984
                                                                           -------------
PACIFIC REGION FUNDS - 6.2%
Matthews Asian Growth & Income Fund                           41,699             683,442
Matthews Pacific Tiger Fund                                   37,299             611,328
                                                                           -------------
                                                                               1,294,770
                                                                           -------------
REAL ESTATE FUNDS - 1.8%
CGM Realty Fund                                               11,819             380,101
                                                                           -------------
SMALL CAP CORE FUNDS - 3.3%
ProFunds Ultra Small Cap Fund                                 20,833             496,251
Satuit Capital Micro Cap Fund                                  9,491             204,435
                                                                           -------------
                                                                                 700,686
                                                                           -------------
UTILITY FUNDS - 2.6%
ProFunds Ultra Utilities Fund                                 31,387             554,614
                                                                           -------------
        Total Mutual Funds (cost $10,727,257)                                 12,126,633
                                                                           -------------


                                                          SHARES                VALUE
COMMON STOCKS - 33.3%

BANKS - 10.3%
AmSouth Bancorporation                                        14,000             349,720
Bank of America Corp.                                          7,000             326,550
Citi Group                                                     8,000             381,760
J.P. Morgan Chase & Co.                                       12,000             438,600
Regions Financial Corp.                                       10,000             322,600
Wells Fargo & Co.                                              6,000             356,280
                                                                           -------------
                                                                               2,175,510
                                                                           -------------
BASIC MATERIALS/CHEMICALS -1.8%
du Pont (E.I.) de Nemours & Co.                                7,000             373,100
                                                                           -------------
BUILDING MATERIALS/SUPPLIES -1.7%
PPG Industries, Inc.                                           5,000             359,750
                                                                           -------------
CONGLOMERATES - 4.1%
RPM International, Inc.                                       21,000             393,330
Textron, Inc.                                                  6,000             464,100
                                                                           -------------
                                                                                 857,430
                                                                           -------------
ENERGY - OIL - 2.0%
Marathon Oil Corp.                                             9,000             426,060
                                                                           -------------
FINANCIAL SERVICES - 3.4%
Alliance Capital Management Ltd.                               9,000             423,270
Allied Capital Corp.                                          11,000             295,020
                                                                           -------------
                                                                                 718,290
                                                                           -------------
HOSPITAL/MEDICAL CARE - 1.8%
Corrections Corp. of America                                  10,000             376,400
                                                                           -------------


INSURANCE - 6.3%
American National Insurance                                    3,500             381,990
Hartford Financial Services                                    6,000             431,700
ING Group                                                     17,000             521,560
                                                                           -------------
                                                                               1,335,250
                                                                           -------------
TOBACCO - 1.9%
Altria                                                         6,000             393,900
                                                                           -------------

        Total Common Stocks (cost $5,316,954)                                  7,015,690
                                                                           -------------

CLOSED END FUNDS - 2.7%
Latin American Discovery Fund                                 26,500             565,775
                                                                           -------------
        Total Closed End Funds (cost $311,228)                                   565,775
                                                                           -------------
EXCHANGE TRADED FUNDS - 6.5%
i Shares Dow Jones U.S. Utilities Index                       10,000             711,900
i Shares Select Dividend Index                                11,000             670,560
                                                                           -------------
        Total Exchange Traded Funds (cost $1,067,180)                          1,382,460
                                                                           -------------
        Total Investments (cost $17,422,620)                               $  21,090,558
                                                                           =============

AMERICAN PENSION INVESTORS TRUST
EFFICENT FRONTIER INCOME FUND
SCHEDULE OF INVESTMENTS
February 28, 2005

                                                        PRINCIPAL/SHARES      VALUE

U.S. GOVERNMENT AGENCY NOTES - 25.9%
Federal Home Loan Mortgage Corp., 4.125%,
  due 9/1/2009                                          $  2,500,000       $   2,475,093
Federal National Mortgage Association, 3.5%,
  due 1/14/2011                                            1,500,000           1,487,063
                                                                           -------------
        Total U.S. Government Agency Notes
          (cost $3,997,482)                                                    3,962,156
                                                                           -------------
U.S. GOVERNMENT AGENCY POOLS - 53.6%
Federal Home Loan Mortgage Corp. Gold Pool, 4.5%,
  due 8/1/2019                                               945,421             934,748
Federal Home Loan Mortgage Corp. Gold Pool, 6.0%,
  due 8/1/2024                                             2,063,982           2,128,524
Federal National Mortgage Association Pool, 5.0%,
  due 8/1/2014                                             2,354,523           2,393,632
Federal National Mortgage Association Pool, 5.5%,
  due 8/1/2017                                             2,694,777           2,763,279
                                                                           -------------
        Total U.S. Government Agency Pools
          (cost $8,326,312)                                                    8,220,183
                                                                           -------------
U.S. TREASURY NOTES - 9.6%
United States Treasury Notes, 12.0%,
  due 5/15/2005                                            1,450,000           1,477,811
                                                                           -------------
        Total U.S. Treasury Notes (cost $1,482,448)                            1,477,811
                                                                           -------------
MONEY MARKET FUNDS - 10.9%
Government Obligations Fund                                1,672,009           1,672,009
                                                                           -------------

        Total Investments (cost $15,478,251)                               $  15,332,159
                                                                           =============


AMERICAN PENSION INVESTORS TRUST
EFFICENT FRONTIER MULTIPLE INDEX FUND
SCHEDULE OF INVESTMENTS
February 28, 2005

                                                          SHARES                VALUE

MUTUAL FUNDS  - 41.5%
FINANCIAL SECTOR FUNDS - 3.7%
Rydex Financial Services Fund                                 86,133       $     989,664
                                                                           -------------
LARGE CAP CORE FUNDS - 13.8%
North Track S&P 100 Plus Portfolio                            33,190           1,074,013
Rydex Dynamics Titan 500 Fund                                 70,115           2,629,999
                                                                           -------------
                                                                               3,704,012
                                                                           -------------
MONEY MARKET FUNDS - 0.4%
Government Obligations Fund                                  106,211             106,211
                                                                           -------------
MULTI CAP GROWTH FUNDS - 8.9%
Rydex Dynamics Velocity 100 Fund                             122,273           2,391,663
                                                                           -------------
SCIENCE & TECHNOLOGY FUNDS - 3.9%
North Track Tech 100 Index Portfolio                          48,304           1,042,403
                                                                           -------------
SMALL CAP CORE FUNDS - 10.8%
Rydex Mekros Fund                                            101,465           2,911,021
                                                                           -------------
        Total Mutual Funds (cost $10,940,503)                                 11,144,974
                                                                           -------------

EXCHANGE TRADED FUNDS - 58.5%
Diamonds Trust Series                                         10,000           1,076,800
i Shares Dow Jones U.S. Financial Sector                       8,000             758,000
i Shares Goldman Sachs Networking                             28,500             743,850
i Shares Goldman Sachs Software                               19,000             745,370
i Shares MSCI - Austria                                       25,000             609,000
i Shares MSCI Emerging Markets                                 4,500             990,990
i Shares MSCI - Hong Kong                                     90,000           1,071,900
i Shares MSCI - Japan                                         75,000             810,750
i Shares MSCI - Spain                                         15,000             536,100
i Shares MSCI - Sweden                                        25,000             526,250
i Shares MSCI - Taiwan                                        61,000             758,840
i Shares MSCI - United Kingdom                                27,000             501,660
i Shares Russell 1000 Index                                   21,000           1,364,370
i Shares S&P Latin America 40                                 22,000           1,963,500
Rydex S&P Equal Weight ETF                                     9,000           1,391,850
SPDR - S&P Mid Cap 400 Index                                  15,000           1,830,000
                                                                           -------------
        Total Exchange Traded Funds (cost $12,793,425)                        15,679,230
                                                                           -------------
        Total Investments (cost $23,733,928)                               $  26,824,204
                                                                           -------------


AMERICAN PENSION INVESTORS TRUST
EFFICENT FRONTIER VALUE FUND
SCHEDULE OF INVESTMENTS
February 28, 2005

                                                          SHARES                VALUE
COMMON STOCKS - 65.8%
AEROSPACE/DEFENSE - 1.7%
Boeing Company                                                12,000       $     659,640
                                                                           -------------
BANKS - 7.1%
Bank of America Corp.                                         14,000             653,100
Citi Group                                                    11,000             524,920
J.P. Morgan Chase & Co.                                       14,000             511,700
Mellon Financial Corp.                                        18,000             516,240
Wachovia Corp.                                                11,500             609,615
                                                                           -------------
                                                                               2,815,575
                                                                           -------------
BASIC MATERIALS - 2.0%
Metal Management, Inc.                                        27,500             814,825
                                                                           -------------
COMMUNICATIONS - 1.6%
Safenet, Inc.                                                 21,000             630,000
                                                                           -------------
COMPUTERS - HARDWARE - 1.4%
Solectron Corp.                                              110,000             544,500
                                                                           -------------
CONSUMER PRODUCTS/SERVICES - 1.4%
Fortune Brands                                                 7,000             567,000
                                                                           -------------
DIVERSIFIED TECHNOLOGY - 1.5%
Tyco International Limited                                    17,500             585,900
                                                                           -------------
DRUG STORES - 1.6%
CVS Corp.                                                     13,000             647,790
                                                                           -------------
ELECTRICAL EQUIPMENT - 1.6%
Thomas Industries                                             15,500             621,240
                                                                           -------------
ELECTRONICS - 1.2%
Flextronics International Limited                             36,500             487,275
                                                                           -------------
ENERGY - 3.5%
Headwaters, Inc.                                              19,000             611,040
Kerr McGee Corp.                                              10,000             776,600
                                                                           -------------
                                                                               1,387,640
                                                                           -------------
FINANCIAL SERVICES - 8.9%
American Express Co.                                           9,500             514,425
Capital One Financial                                          8,000             613,440
Chicago Mercantile Exchange Holdings                           3,500             723,170
CIT Group                                                     15,000             605,250
MBNA Corp.                                                    20,000             507,400
Moody's Corp.                                                  7,000             587,370
                                                                           -------------
                                                                               3,551,055
                                                                           -------------
HOME CONSTRUCTION - 2.2%
Beazer Homes USA                                               5,000             859,600
                                                                           -------------

                                                          SHARES                VALUE

HOSPITAL/MEDICAL CARE - 8.3%
Anthem, Inc.                                                   6,500             793,390
Cross Country, Inc.                                           29,000             443,410
Gentiva Health Services                                       34,000             572,560
Sunrise Senior Living, Inc.                                   16,000             758,400
United Health Group                                            8,000             729,280
                                                                           -------------
                                                                               3,297,040
                                                                           -------------
INSURANCE - 2.8%
Chubb Corp.                                                    7,500             593,325
Erie Indemnity Co.                                            10,000             513,300
                                                                           -------------
                                                                               1,106,625
                                                                           -------------
MEDIA - TV/NEWSPAPER - 2.4%
Liberty Media                                                 50,000             507,000
USA Interactive, Inc.                                         20,000             450,000
                                                                           -------------
                                                                                 957,000
                                                                           -------------
OFFICE PRODUCTS/SERVICES - 1.4%
Affiliated Computer Services                                  11,000             568,700
                                                                           -------------
RAILROADS - 1.5%
Norfolk Southern Corp.                                        17,000             610,130
                                                                           -------------
RETAILERS/SPECIALTY - 1.3%
Dicks Sporting Goods                                          14,000             501,900
                                                                           -------------
S & L'S/THRIFTS - 1.2%
Webster Financial Corp.                                       11,000             481,800
                                                                           -------------
SECURITIES BROKERS - 11.2%
Bear Stearns Cos., Inc.                                        7,000             696,500
E-Trade Group                                                 47,000             623,690
Goldman Sachs                                                  6,000             652,800
Legg Mason Inc.                                                9,000             725,760
Lehman Brothers Holdings Inc.                                  7,000             638,260
Merrill Lynch & Co., Inc.                                     10,000             585,800
Morgan Stanley, Dean Witter, Discover & Co.                   10,000             564,700
                                                                           -------------
                                                                               4,487,510
                                                                           -------------
        Total Common Stocks (cost $18,050,154)                                26,182,745
                                                                           -------------

MUTUAL FUNDS  - 23.9%

JAPANESE FUNDS - 2.8%
ProFunds Ultra Japan Fund                                     32,129           1,124,508
                                                                           -------------
LARGE CAP CORE FUNDS - 3.9%
ProFunds Ultra Bull Fund                                      28,469           1,562,640
                                                                           -------------
MID CAP CORE FUNDS - 3.4%
Legg Mason Opportunity Trust                                  90,773           1,340,714
                                                                           -------------
MULTI CAP GROWTH FUNDS - 6.8%
ProFunds Ultra OTC Fund                                      124,380           2,699,052
                                                                           -------------
SCIENCE & TECHNOLOGY FUNDS - 2.1%
ProFunds Ultra Semiconductor Fund                             52,063             835,409
                                                                           -------------
SMALL CAP CORE FUNDS - 4.9%
ProFunds Ultra Small Cap Fund                                 80,763           1,923,772
                                                                           -------------
        Total Mutual Funds (cost $9,467,285)                                   9,486,095
                                                                           -------------

                                                          SHARES                VALUE

CLOSED-END FUNDS - 1.3%
Royce Micro-Cap Trust                                         35,000             525,000
                                                                           -------------
        Total Closed-End Funds (cost $415,692)                                   525,000
                                                                           -------------

EXCHANGE TRADED FUNDS - 9.0%
i Shares Russell 1000 Value                                    9,000             605,880
i Shares Russell 2000 Value                                    3,000             568,380
i Shares S&P Mid Cap 400 Barra Value                           5,000             645,350
i Shares S&P Value                                             9,000             562,770
i Shares Small Cap 600                                         5,000             606,300
StreetTRACKS Dow Jones U.S. Small Cap Value Index Fund         3,500             611,835
                                                                           -------------
        Total Exchange Traded Funds (cost $2,499,655)                          3,600,515
                                                                           -------------
        Total Investments (cost $30,432,786)                               $  39,794,355
                                                                           -------------

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the President and Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust



By:  /s/  David D. Basten
     --------------------
     David D. Basten
     President

Date:  April 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/  David D. Basten
     --------------------
     David D. Basten
     President

Date:  April 25, 2005



By:  /s/  Charles D. Foster
     ----------------------
     Charles D. Foster
     Chief Financial Officer

Date:  April 25, 2005